UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21409
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Pioneer Municipal High Income Advantage Trust
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2019 to June 30, 2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 25, 2020

=================== Pioneer Muni High Income Advantage Trust ===================

CITY OF CARMEL (INDIANA)

Ticker:                      Security ID:  143298AA5
Meeting Date: SEP 04, 2019   Meeting Type: Written Consent
Record Date:  JUL 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      For          Management
2     Opt Out, and Will Not Consent to The    None      For          Management
      Releases Granted In Section 11.4 of
      the Plan

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CITY OF CARMEL (INDIANA)

Ticker:                      Security ID:  143298AD9
Meeting Date: SEP 04, 2019   Meeting Type: Written Consent
Record Date:  JUL 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      For          Management
2     Opt Out, and Will Not Consent to The    None      For          Management
      Releases Granted In Section 11.4 of
      the Plan

--------------------------------------------------------------------------------

CITY OF CARMEL (INDIANA)

Ticker:                      Security ID:  143298AE7
Meeting Date: SEP 04, 2019   Meeting Type: Written Consent
Record Date:  JUL 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      For          Management
2     Opt Out, and Will Not Consent to The    None      For          Management
      Releases Granted In Section 11.4 of
      the Plan

========== END NPX REPORT